Related party transactions	12 Months Ended
Jun. 30, 2023
Disclosure Of Key Management Personnel Compensation [Abstract]
Related party transactions	Related party transactions
a.    Parent entity
The parent entity within the Group is Mesoblast Limited.
b.    Subsidiaries
Details of interests in subsidiaries are disclosed in Note 12 to the financial statements.
c.    Key management personnel compensation
The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2023	2022
Short-term employee benefits	2,153,181	2,294,897
Long-term employee benefits	11,326	12,206
Post-employment benefits	23,935	31,346
Share based payments	881,342	391,592
	3,069,784	2,730,041
The aggregate other service payments made to Directors and other members of key management personnel of the Group is set out below:
Philip Krause was appointed to a formal strategic advisory role on June 4, 2023. The consulting agreement is in addition to Philip Krause's existing role as non executive director, the terms of which remain unchanged. He will provide specialist regulatory advisory services and will be remunerated at an hourly rate. The agreement is ongoing with either party able to terminate on 15 written days notice. The total aggregate fees paid to Philip Krause as of June 30, 2023 was $110,383.
There were no loans or other related transactions with KMP during the financial year.
d.    Transactions with other related parties
Accounts receivable from revenues, accounts payable to expenses and loans from subsidiaries as at the end of the fiscal year have been eliminated on consolidation of the Group.
e.    Terms and conditions
All other transactions were made on normal commercial terms and conditions and at market rates, except that there are no fixed terms for the repayment of loans between the parties.
Outstanding balances are unsecured and are repayable in cash.